As filed with the Securities and Exchange Commission on May 18, 2020
Securities Act File No. 33-54126
Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 329 ☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 333 ☒
(Check appropriate box or boxes) __________________
BLACKROCK FUNDS III
(Exact Name of Registrant as Specified in Charter)

400 Howard Street San Francisco, California 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code 1-800-441-7762

John M. Perlowski BlackRock Funds III 55 East 52nd Street New York, New York 10055 United States of America

(Name and Address of Agent for Service)
With copies to:

John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019	New York, New York 10055
__________________
It is proposed that this filing will become effective (check appropriate box)
☒ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest. Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post- Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

BLACKROCK FUNDS III (REGISTRANT)

ON BEHALF OF BLACKROCK CASH FUNDS: INSTITUTIONAL

AND BLACKROCK CASH FUNDS: TREASURY

By: /s/ JOHN M. PERLOWSKI

(John M. Perlowski,

President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
/s/	JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	May 18, 2020
	(John M. Perlowski)	(Principal Executive Officer)
/s/	NEAL J. ANDREWS	Chief Financial Officer	May 18, 2020
	(Neal J. Andrews)	(Principal Financial and Accounting Officer)
	BRUCE R. BOND*	Trustee
(Bruce R. Bond)
	SUSAN J. CARTER*	Trustee
(Susan J. Carter)
	COLLETTE CHILTON*	Trustee
(Collette Chilton)
	NEIL A. COTTY*	Trustee
(Neil A. Cotty)
	LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)
	HENRY R. KEIZER*	Trustee
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*		Trustee
(Cynthia A. Montgomery)
	DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)
	JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

MARK STALNECKER*	Trustee
(Mark Stalnecker)
KENNETH L. URISH*	Trustee
(Kenneth L. Urish)
CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*By: /S/ JANEY AHN	May 18, 2020
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

MASTER INVESTMENT PORTFOLIO

ON BEHALF OF MONEY MARKET MASTER PORTFOLIO AND

TREASURY MONEY MARKET MASTER PORTFOLIO

By: /s/ JOHN M. PERLOWSKI

(John M. Perlowski,

President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
/s/	JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	May 18, 2020
	(John M. Perlowski)	(Principal Executive Officer)
/s/	NEAL J. ANDREWS	Chief Financial Officer	May 18, 2020
	(Neal J. Andrews)	(Principal Financial and Accounting Officer)
	BRUCE R. BOND*	Trustee
(Bruce R. Bond)
	SUSAN J. CARTER*	Trustee
(Susan J. Carter)
	COLLETTE CHILTON*	Trustee
(Collette Chilton)
	NEIL A. COTTY*	Trustee
(Neil A. Cotty)
	LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)
	HENRY R. KEIZER*	Trustee
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*		Trustee
(Cynthia A. Montgomery)
	DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)
	JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)
	MARK STALNECKER*	Trustee
(Mark Stalnecker)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)
CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*By: /S/ JANEY AHN	May 18, 2020
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase